Stated Capital - Additional Information (Detail) - $ / shares	May 22, 2018	Dec. 31, 2018	Dec. 31, 2017	May 25, 2017	May 24, 2017
Disclosure of classes of share capital [line items]
Shares authorised					1,000,000,000
Par value per share					$ 0.5
Top of range [member]
Disclosure of classes of share capital [line items]
Buy back of ordinary shares during any financial year as percentage of issued share capital	20.00%
Top of Range Issued Share Capital [member]
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Shares authorised		2,000,000,000	2,000,000,000	2,000,000,000	1,000,000,000
No par value per share				$ 0	$ 0